INTANGIBLE ASSETS, NET - Amortization expense on intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Total amortization expense	¥ 557,419	¥ 1,940,307	¥ 1,872,150
Estimated future amortization expense
Estimated amortization expense for the year ending 2023	264,453
Estimated amortization expense for the year ending 2024	264,453
Estimated amortization expense for the year ending 2025	250,275
Estimated amortization expense for the year ending 2026	248,986
Estimated amortization expense for the year ending 2027	248,986
Cost of revenues
INTANGIBLE ASSETS, NET
Total amortization expense	194,340	194,340	194,340
General and administrative expenses
INTANGIBLE ASSETS, NET
Total amortization expense	¥ 363,079	¥ 1,745,967	¥ 1,677,810